1

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%, Cap 11.19%, Floor 2.07%), 2.32%, 09/01/27Δ	$32	$32

TOTAL ADJUSTABLE RATE MORTGAGE (COST $32)		$32

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**

Series 1577, Class PK, 6.50%, 09/15/23	3,630	3,816

Series 1644, Class K, 6.75%, 12/15/23	2,750	2,911

Series 1686, Class PJ, 5.00%, 02/15/24	271	282

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$7,009

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%

Series 1993-113, Class PK, 6.50%, 07/25/23	4,389	4,638

Series 1993-127, Class H, 6.50%, 07/25/23	5,008	5,259

Series 1993-202, Class J, 6.50%, 11/25/23	3,304	3,477

Series 1994-3, Class PL, 5.50%, 01/25/24	5,341	5,598

Series 1994-55, Class H, 7.00%, 03/25/24	6,148	6,517

Series 2011-66, Class QE, 2.00%, 07/25/21	7,252	7,269

Series 2011-81, Class PA, 3.50%, 08/25/26	491,983	505,767

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$538,525

WHOLE LOAN – 0.2%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.45%, 02/25/34Δ	41,740	40,031

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	54,122	51,335

TOTAL WHOLE LOAN		$91,366

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $653,171)		$636,900

CORPORATE BONDS – 75.8%

AEROSPACE & DEFENSE – 2.2%

Boeing Co. (The), Sr. Unsecured, 1.95%, 02/01/24	250,000	256,732

Raytheon Technologies Corp., Sr. Unsecured, 2.80%, 03/15/22	680,000	697,325

TOTAL AEROSPACE & DEFENSE		$954,057

AUTOMOTIVE – 3.9%

Ford Motor Co., Sr. Unsecured, 8.50%, 04/21/23	200,000	224,351

Ford Motor Credit Co. LLC, Sr. Unsecured

5.58%, 03/18/24	250,000	270,272

5.13%, 06/16/25	500,000	544,102

General Motors Co., Sr. Unsecured, 5.40%, 10/02/23	165,000	184,857

Description	Par Value	Value

PACCAR Financial Corp., Sr. Unsecured, MTN

2.65%, 05/10/22	$340,000	$350,588

2.65%, 04/06/23	130,000	136,637

TOTAL AUTOMOTIVE		$1,710,807

BEVERAGES – 1.2%

Keurig Dr. Pepper, Inc., Company Guaranteed, 4.06%, 05/25/23	500,000	540,355

BUILDING PRODUCTS – 0.6%

Carrier Global Corp., Sr. Unsecured, 1.92%, 02/15/23	250,000	257,281

CAPITAL MARKETS – 9.9%

Bank of America Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.79%), 3.00%, 12/20/23Δ	500,000	523,564

Bank of America Corp., Sr. Unsecured, MTN, (SOFRRATE + 0.73%), 0.77%, 10/24/24Δ	1,000,000	1,008,887

Capital One NA, Sr. Unsecured, BKNT, (3 Month USD LIBOR + 1.15%), 1.36%, 01/30/23Δ	375,000	377,417

Credit Suisse AG, Sr. Unsecured

2.10%, 11/12/21	390,000	395,789

0.50%, 02/02/24	250,000	250,312

Goldman Sachs Group, Inc. (The), Sr. Unsecured

5.75%, 01/24/22	500,000	526,291

3.63%, 01/22/23	750,000	795,423

Morgan Stanley, Sr. Unsecured, GMTN, 3.13%, 01/23/23	500,000	527,246

TOTAL CAPITAL MARKETS		$4,404,929

CHEMICALS – 0.6%

DuPont de Nemours, Inc., Sr. Unsecured, 4.21%, 11/15/23	250,000	275,346

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Global Payments, Inc., Sr. Unsecured, 2.65%, 02/15/25	250,000	266,337

COMPUTERS – 0.6%

Hewlett Packard Enterprise Co., Sr. Unsecured, 1.45%, 04/01/24	240,000	245,805

DIVERSIFIED FINANCIAL SERVICES – 9.5%

Citigroup, Inc., Sr. Unsecured

2.70%, 03/30/21	700,000	702,673

2.70%, 10/27/22	750,000	778,864

KeyBank NA, Sr. Unsecured, BKNT, 2.40%, 06/09/22	315,000	323,977

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 06/15/23Δ	500,000	505,608

Truist Bank, Sr. Unsecured, BKNT, 2.80%, 05/17/22	750,000	773,064

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

U.S. Bancorp, Subordinated, MTN, 2.95%, 07/15/22	$620,000	$642,769

Wells Fargo Bank NA, Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.66%), 0.89%, 09/09/22#,Δ	500,000	501,394

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,228,349

ELECTRIC – 7.7%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	500,000	501,505

Consolidated Edison, Inc., Series A, Sr. Unsecured, 0.65%, 12/01/23	200,000	200,067

DTE Energy Co., Sr. Unsecured, 2.25%, 11/01/22	500,000	515,941

Duke Energy Corp., Sr. Unsecured, 3.95%, 10/15/23	500,000	542,584

Exelon Generation Co. LLC, Sr. Unsecured, 3.40%, 03/15/22	500,000	514,399

National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.40%, 11/15/23	52,000	55,985

Public Service Electric & Gas Co., Secured, MTN, 2.38%, 05/15/23	600,000	625,198

Southern Co. (The), Sr. Unsecured, 2.35%, 07/01/21	475,000	478,312

TOTAL ELECTRIC		$3,433,991

ENVIRONMENTAL CONTROL – 1.2%

Waste Management, Inc., Company Guaranteed, 2.90%, 09/15/22	500,000	517,600

FOOD & STAPLES RETAILING – 5.1%

Campbell Soup Co., Sr. Unsecured

3.30%, 03/15/21	275,000	276,014

3.30%, 03/19/25	300,000	327,038

Kroger Co. (The), Sr. Unsecured, 2.80%, 08/01/22	1,000,000	1,034,389

Mondelez International, Inc., Sr. Unsecured, 0.63%, 07/01/22	625,000	628,102

TOTAL FOOD & STAPLES RETAILING		$2,265,543

GAS – 2.4%

Eastern Energy Gas Holdings LLC, Sr. Unsecured, 3.55%, 11/01/23	1,000,000	1,076,891

HEALTHCARE-SERVICES – 1.2%

Cigna Corp., Company Guaranteed, 3.75%, 07/15/23	500,000	539,597

INSURANCE – 0.7%

Lincoln National Corp., Sr. Unsecured, 4.00%, 09/01/23	225,000	245,207

W.R. Berkley Corp., Sr. Unsecured, 4.63%, 03/15/22	44,000	46,039

TOTAL INSURANCE		$291,246

Description	Par Value	Value

MACHINERY – 1.6%

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	$200,000	$201,387

Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 2.55%, 11/29/22	500,000	520,549

TOTAL MACHINERY		$721,936

MEDIA – 1.2%

Discovery Communications LLC, Company Guaranteed, 3.90%, 11/15/24	475,000	527,057

OIL & GAS – 3.6%

Phillips 66, Company Guaranteed, 0.90%, 02/15/24	625,000	626,307

Pioneer Natural Resources Co., Sr. Unsecured, 0.75%, 01/15/24	450,000	450,814

Valero Energy Corp., Sr. Unsecured, 1.20%, 03/15/24	500,000	503,340

TOTAL OIL & GAS		$1,580,461

PHARMACEUTICALS – 8.3%

AbbVie, Inc., Sr. Unsecured

3.38%, 11/14/21	350,000	358,247

2.30%, 11/21/22	500,000	517,420

Becton Dickinson & Co., Sr. Unsecured, (3 Month USD LIBOR + 1.03%), 1.26%, 06/06/22Δ	1,000,000	1,010,665

Bristol-Myers Squibb Co., Sr. Unsecured (3 Month USD LIBOR + 0.38%), 0.60%, 05/16/22Δ	85,000	85,307

0.54%, 11/13/23	650,000	650,559

CVS Health Corp., Sr. Unsecured, 3.70%, 03/09/23	500,000	533,035

Elanco Animal Health, Inc., Sr. Unsecured, 4.91%, 08/27/21	500,000	511,378

TOTAL PHARMACEUTICALS		$3,666,611

PIPELINES – 3.1%

Enbridge, Inc., Company Guaranteed, (3 Month USD LIBOR + 0.50%), 0.72%, 02/18/22Δ	600,000	601,085

Enterprise Products Operating LLC, Company Guaranteed, 3.35%, 03/15/23	500,000	528,172

MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 1.33%, 09/09/22Δ	250,000	249,572

TOTAL PIPELINES		$1,378,829

REAL ESTATE INVESTMENT TRUSTS – 3.9%

American Tower Corp., Sr. Unsecured

4.70%, 03/15/22	100,000	104,683

5.00%, 02/15/24	500,000	563,749

Digital Realty Trust LP, Company Guaranteed, 2.75%, 02/01/23	500,000	523,751

Welltower, Inc., Sr. Unsecured, 4.50%, 01/15/24	500,000	548,826

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,741,009

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

SEMICONDUCTORS – 0.7%

QUALCOMM, Inc., Sr. Unsecured, 2.90%, 05/20/24	$275,000	$295,357

TELECOMMUNICATIONS – 1.7%

Verizon Communications, Inc., Sr. Unsecured, 2.45%, 11/01/22	750,000	774,189

TRANSPORTATION – 4.3%

Ryder System, Inc., Sr. Unsecured, MTN, 2.88%, 06/01/22	500,000	515,198

Union Pacific Corp., Sr. Unsecured, 3.20%, 06/08/21	1,375,000	1,389,390

TOTAL TRANSPORTATION		$1,904,588

TOTAL CORPORATE BONDS (COST $33,085,470)		$33,598,171

MORTGAGE-BACKED SECURITIES – 3.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.7%

Pool G12709, 5.00%, 07/01/22	9,701	9,972

Pool C80328, 7.50%, 07/01/25	8,157	9,000

Pool G14695, 4.50%, 06/01/26	62,072	65,446

Pool G01425, 7.50%, 05/01/32	30,615	35,296

Pool C78010, 5.50%, 04/01/33	315,245	361,913

Pool A18401, 6.00%, 02/01/34	170,581	195,331

Pool G01831, 6.00%, 05/01/35	46,519	54,189

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$731,147

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%

Pool MA0909, 3.00%, 11/01/21	20,814	20,991

Pool 334593, 7.00%, 05/01/24	12,697	14,771

Pool AE2520, 3.00%, 01/01/26	65,813	69,349

Pool 436746, 6.50%, 08/01/28	17,073	19,831

Pool 440401, 6.50%, 08/01/28	48,310	54,409

Pool 323419, 6.00%, 12/01/28	15,633	18,328

Pool 485678, 6.50%, 03/01/29	9,296	10,606

Pool 252439, 6.50%, 05/01/29	8,578	9,934

Pool 545051, 6.00%, 09/01/29	17,216	19,537

Pool 725418, 6.50%, 05/01/34	50,092	55,634

Pool 833143, 5.50%, 09/01/35	138,424	156,482

Pool 843323, 5.50%, 10/01/35	14,081	16,094

Pool 255933, 5.50%, 11/01/35	40,053	46,389

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$512,355

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%

Pool 306066, 8.50%, 07/15/21	150	152

Pool 1061, 9.00%, 04/20/23	3,406	3,643

Pool 346572, 7.00%, 05/15/23	1,390	1,510

Pool 484269, 7.00%, 09/15/28	16,260	17,694

Pool 592505, 6.00%, 04/15/33	114,700	134,941

Pool 581522, 6.00%, 05/15/33	31,036	36,573

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$194,513

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,307,953)		$1,438,015

U.S. TREASURY OBLIGATIONS – 20.3%

U.S. TREASURY NOTES – 20.3%

2.50%, 01/15/22	960,000	981,946

Description	Par Value	Value

1.75%, 06/30/22	$1,150,000	$1,176,676

1.75%, 07/15/22	3,000,000	3,071,940

1.88%, 07/31/22	1,000,000	1,026,639

0.38%, 01/31/26	2,750,000	2,742,266

TOTAL U.S. TREASURY NOTES		$8,999,467

TOTAL U.S. TREASURY OBLIGATIONS (COST $8,850,506)		$8,999,467

	Number of Shares

INVESTMENT COMPANY – 1.0%

EXCHANGE-TRADED FUND – 1.0%

iShares 0-5 Year High Yield Corporate Bond ETF	9,500	431,015

TOTAL INVESTMENT COMPANY (COST $440,834)		$431,015

MONEY MARKET FUND – 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	1,093,632	1,093,632

TOTAL MONEY MARKET FUND (COST $1,093,632)		$1,093,632

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.3%

REPURCHASE AGREEMENTS – 0.3%

Bank of Montreal, 0.06%, dated 1/29/21, due 2/01/21, repurchase price $5,596 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $5,708.	$5,596	5,596

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $21,334 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $21,761.	21,334	21,334

Daiwa Capital Markets America, 0.07%, dated 1/29/21, due 2/01/21, repurchase price $21,334 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $21,761.	21,334	21,334

Deutsche Bank Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $21,334 collateralized by U.S. Government Agency Securities, 2.00% to 8.50%, maturing 2/01/23 to 4/01/51; total market value of $21,761.	21,334	21,334

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $21,334 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $21,761.	$21,334	$21,334

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $21,334 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $21,761.	21,334	21,334

TOTAL REPURCHASE AGREEMENTS (COST $112,266)		$112,266

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $112,266)		$112,266

TOTAL INVESTMENTS – 104.5% (COST $45,543,864)		$46,309,498

COLLATERAL FOR SECURITIES ON LOAN – (0.3%)		(112,266)

OTHER ASSETS LESS LIABILITIES – (4.2)%		(1,866,178)

TOTAL NET ASSETS – 100.0%		$44,331,054

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Adjustable Rate Mortgage	$ —	$ 32	$—	$ 32

Collateralized Mortgage Obligations	—	636,900	—	636,900

Corporate Bonds	—	33,598,171	—	33,598,171

Mortgage-Backed Securities	—	1,438,015	—	1,438,015

U.S. Treasury Obligations	—	8,999,467	—	8,999,467

Investment Company	431,015	—	—	431,015

Money Market Fund	1,093,632	—	—	1,093,632

Repurchase Agreements	—	112,266	—	112,266

Total	$1,524,647	$44,784,851	$—	$46,309,498

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.
[r]

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes
CMT	Constant Maturity Treasury

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Short-Term Bond Fund (concluded)

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)